Income Tax (Details) - Schedule Of Components Of Income Tax Expense Benefit (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal			$ 0	$ 0
State			9,000	2,000
Foreign			3,000	9,000
Total Current Tax Expense			12,000	11,000
Deferred:
Federal			0	0
State			0	0
Foreign			(483,000)	(1,271,000)
Total Deferred Tax Benefit			(483,000)	(1,271,000)
Total	$ 547,000	$ 797,000	$ 471,000	$ 1,260,000